UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/07

Date of reporting period:	03/31/07

Item 1.    Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2007

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES 34.1%

	FEDERAL AGENCY OBLIGATIONS 23.8%
$500,000	Federal Farm Credit Bank	5.45%	06/22/15	$495,012
500,000	Federal Farm Credit Bank	6.00%	11/02/15	499,452
500,000	Federal Farm Credit Bank	6.05%	04/18/16	500,928
500,000	Federal Farm Credit Bank	6.20%	11/08/21	496,522
500,000	Federal Home Loan Bank	5.00%	03/28/11	496,025
250,000	Federal Home Loan Bank	5.00%	12/20/11	247,508
250,000	Federal Home Loan Bank	5.44%	12/23/14	247,795
500,000	Federal Home Loan Bank	5.25%	02/17/15	492,930
500,000	Federal Home Loan Bank	5.55%	05/04/15	496,339
500,000	Federal Home Loan Bank	6.04%	05/15/15	499,873
500,000	Federal Home Loan Bank	5.60%	08/24/15	496,515
500,000	Federal Home Loan Bank	6.00%	11/17/15	499,864
500,000	Federal Home Loan Bank	6.25%	04/25/16	500,182
500,000	Federal Home Loan Bank	6.00%	12/28/16	498,900
500,000	Federal Home Loan Bank	5.55%	02/15/18	492,696
300,000	Federal Home Loan Bank	5.70%	02/20/18	296,936
500,000	Federal Home Loan Bank	5.70%	03/23/18	494,798
250,000	Federal Home Loan Bank	5.65%	08/13/18	246,695
500,000	Federal Home Loan Bank	6.00%	07/26/19	496,630
500,000	Federal Home Loan Bank	6.35%	11/16/21	498,451
500,000	Federal Home Loan Bank	5.75%	03/23/22	488,734
500,000	Federal Home Loan Bank	6.00%	08/25/22	493,390
500,000	Federal Home Loan Bank	6.00%	09/01/22	493,310
500,000	Federal Home Loan Mortgage Corp.	6.00%	08/23/13	500,189
500,000	Federal Home Loan Mortgage Corp.	6.00%	11/07/13	500,007
500,000	Federal Home Loan Mortgage Corp.	6.00%	04/10/14	499,411
500,000	Federal Home Loan Mortgage Corp.	6.00%	04/04/16	498,266
440,000	Federal Home Loan Mortgage Corp.	6.00%	10/17/16	438,713
500,000	Federal Home Loan Mortgage Corp.	6.00%	02/08/17	498,646
1,000,000	Federal Home Loan Mortgage Corp.	6.00%	02/21/17	996,189
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/13/20	493,453
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/26/20	493,302
250,000	Federal Home Loan Mortgage Corp.	5.75%	11/15/21	244,370
500,000	Federal Home Loan Mortgage Corp.	6.00%	03/14/22	491,094
250,000	Federal Home Loan Mortgage Corp.	6.00%	12/30/22	245,054
500,000	Federal National Mortgage Association	6.00%	09/25/14	499,914
500,000	Federal National Mortgage Association	5.55%	06/08/15	496,500

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	FEDERAL AGENCY OBLIGATIONS (continued)
$500,000	Federal National Mortgage Association	5.55%	06/29/15	$496,424
500,000	Federal National Mortgage Association	6.00%	11/23/15	499,417
500,000	Federal National Mortgage Association	6.00%	02/02/16	499,325
500,000	Federal National Mortgage Association	6.00%	11/17/16	499,327
500,000	Federal National Mortgage Association	6.00%	12/08/16	498,426
500,000	Federal National Mortgage Association	5.40%	02/23/17	491,893
500,000	Federal National Mortgage Association	5.60%	03/28/17	495,411
250,000	Federal National Mortgage Association	5.50%	04/08/19	244,893
250,000	Federal National Mortgage Association	5.52%	04/12/19	245,048
250,000	Federal National Mortgage Association	6.00%	05/03/19	248,850
250,000	Federal National Mortgage Association	6.00%	05/24/19	248,619
500,000	Federal National Mortgage Association (f)	5.00%	07/26/19	493,779
250,000	Federal National Mortgage Association	5.63%	08/05/19	245,865
500,000	Federal National Mortgage Association (f)	5.50%	02/10/20	492,991
500,000	Federal National Mortgage Association (f)	5.50%	02/27/20	493,368
500,000	Federal National Mortgage Association	5.50%	02/28/20	488,449
500,000	Federal National Mortgage Association	5.65%	03/09/20	490,955
500,000	Federal National Mortgage Association	5.75%	03/09/20	492,661
500,000	Federal National Mortgage Association	5.75%	03/16/20	492,222
1,000,000	Federal National Mortgage Association	6.00%	04/06/20	996,525
500,000	Federal National Mortgage Association	6.00%	04/28/20	496,198
500,000	Federal National Mortgage Association	6.00%	05/19/20	496,163
500,000	Federal National Mortgage Association	5.81%	06/30/20	493,152
1,000,000	Federal National Mortgage Association	5.75%	07/07/20	983,349
500,000	Federal National Mortgage Association	6.00%	08/10/20	495,345
500,000	Federal National Mortgage Association	6.00%	08/18/20	495,320
500,000	Federal National Mortgage Association	6.00%	08/25/20	495,298
500,000	Federal National Mortgage Association	6.00%	10/13/20	495,136
500,000	Federal National Mortgage Association	6.25%	02/23/21	497,592
400,000	Federal National Mortgage Association	6.00%	08/16/22	394,350
500,000	Federal National Mortgage Association	6.00%	03/21/25	492,201
500,000	Federal National Mortgage Association	6.00%	04/04/25	491,799
500,000	Federal National Mortgage Association	6.00%	06/02/25	492,083
500,000	Federal National Mortgage Association	6.00%	07/11/25	492,013
500,000	Federal National Mortgage Association	6.00%	10/06/25	491,526
				34,320,566

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	CORPORATE BONDS 9.3%
	FINANCIAL 4.7%
$250,000	Bankers Trust NY Corp.	6.70%	10/01/07	$251,483
248,000	Ford Motor Credit Co.	7.375%	10/28/09	247,544
250,000	General Motors Acceptance Corp.	7.75%	01/19/10	256,605
250,000	General Motors Acceptance Corp.	7.25%	03/02/11	251,379
250,000	Ford Motor Credit Co.	5.30%	04/20/11	218,805
250,000	Household Finance Corp.	6.375%	10/15/11	260,602
200,000	Ford Motor Credit Co.	7.00%	11/26/11	183,655
250,000	General Motors Acceptance Corp.	7.00%	02/01/12	251,178
250,000	Goldman Sachs Group (a)	8.00%	03/01/13	281,549
250,000	Allstate Corp.	7.50%	06/15/13	277,922
500,000	Harleysville Group	5.75%	07/15/13	491,543
500,000	General Motors Acceptance Corp.	6.75%	12/01/14	491,546
250,000	Security Benefit Life Insurance Co. (a)	8.75%	05/15/16	292,331
250,000	General Motors Acceptance Corp.	7.25%	09/15/17	241,259
250,000	Lincoln National Corp.	7.00%	03/15/18	275,357
500,000	General Electric Capital Corp.	6.35%	05/12/18	507,612
500,000	Provident Cos.	7.00%	07/15/18	518,890
250,000	Berkley (WR) Corp.	6.15%	08/15/19	252,696
250,000	Household Finance Corp.	5.25%	06/15/23	227,543
250,000	Liberty Mutual Insurance Co. (a)	8.50%	05/15/25	291,834
250,000	Provident Cos.	7.25%	03/15/28	261,280
500,000	Farmers Exchange Capital (a)	7.05%	07/15/28	512,626
				6,845,239
	INDUSTRIAL 3.5%
350,000	Corning Inc.	6.30%	03/01/09	355,967
500,000	SUPERVALU Inc.	7.875%	08/01/09	524,594
250,000	DaimlerChrysler NA Holding Corp.	7.75%	01/18/11	270,603
250,000	Hertz Corp.	7.40%	03/01/11	250,000
250,000	General Foods Corp.	7.00%	06/15/11	250,206
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	261,563
200,000	Ford Motor Co.	9.50%	09/15/11	200,000
250,000	Bombardier Inc. (a)(e)	6.75%	05/01/12	248,750
250,000	General Motors Corp.	7.125%	07/15/13	233,750
250,000	Willamette Industries	7.125%	07/22/13	267,042
250,000	Maytag Corp.	5.00%	05/15/15	235,640

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$250,000	Servicemaster Co.	7.10%	03/01/18	$226,225
250,000	DaimlerChrysler NA Holding Corp.	5.65%	06/15/18	234,966
350,000	PPG Industries	7.40%	08/15/19	399,855
500,000	Wyeth	6.45%	02/01/24	524,662
500,000	Toro Co.	7.80%	06/15/27	527,751
				5,011,574
	UTILITIES 1.1%
250,000	Xcel Energy Inc.	7.00%	12/01/10	265,314
250,000	TECO Energy, Inc.	7.00%	05/01/12	263,750
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	268,373
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	242,895
250,000	South Jersey Gas Co.	7.125%	10/22/18	272,906
250,000	United Utilities PLC(e)	5.375%	02/01/19	239,532
				1,552,770
	TOTAL CORPORATE BONDS			13,409,583

	ASSET-BACKED SECURITIES 0.8%
	EQUIPMENT LEASES 0.8%
250,000	Continental Airlines	6.32%	11/01/08	252,344
450,000	Northwest Airlines (d)	6.841%	04/01/11	450,562
250,000	American Airlines Inc.	7.858%	10/01/11	272,050
204,604	General American Transportation	7.50%	02/28/15	201,992
				1,176,948
	CONVERTIBLE CORPORATE BONDS 0.2%
	UTILITIES 0.2%
226,200	Noram Energy	6.00%	03/15/12	226,765

	TOTAL FIXED INCOME SECURITIES (cost $48,728,875)			$49,133,862

Shares	Security Description	Market Value
	COMMON STOCKS 63.7%

	BASIC INDUSTRIES 6.5%
65,000	Bemis Co., Inc.	$2,170,350
138,000	H. B. Fuller Co.	3,763,260
125,000	The Valspar Corp.	3,478,750
		9,412,360
	CAPITAL GOODS 6.0%
76,000	Graco Inc.	2,976,160
20,000	Ingersoll-Rand Co. Ltd. (e)	867,400
50,000	MTS Systems Corp.	1,942,000
90,000	Pentair, Inc.	2,804,400
		8,589,960
	CONSUMER CYCLICAL 3.5%
65,000	Briggs and Stratton Corp.	2,005,250
15,000	Genuine Parts Co.	735,000
51,000	Home Depot, Inc.	1,873,740
30,000	Sturm, Ruger & Co., Inc. (b)	403,500
		5,017,490
	CONSUMER STAPLE 5.4%
37,000	General Mills, Inc.	2,154,140
12,000	The Hershey Co.	655,920
60,000	Hormel Foods Corp.	2,231,400
25,000	Kimberly-Clark Corp.	1,712,250
25,000	SUPERVALU Inc.	976,750
		7,730,460
	DIVERSIFIED 4.7%
60,000	General Electric Co.	2,121,600
60,000	3M Co.	4,585,800
		6,707,400
	ENERGY 7.2%
25,000	BP p.l.c. ADR (c) (e)	1,618,750
40,000	ConocoPhilips	2,734,000
26,000	Exxon Mobil Corp.	1,961,700
25,000	Murphy Oil Corp.	1,335,000
40,000	Schlumberger, Ltd. (e)	2,764,000
		10,413,450

Shares	Security Description	Market Value
	COMMON STOCKS (continued)

	FINANCIAL 12.4%
15,000	American Express Co.	$846,000
30,000	Associated Banc-Corp.	1,008,000
20,000	Bank of America Corp.	1,020,400
45,000	JPMorgan Chase & Co., Inc.	2,177,100
20,000	Lincoln National Corp.	1,355,800
31,000	Merrill Lynch & Co., Inc.	2,531,770
50,000	TCF Financial Corp.	1,318,000
38,000	The Travelers Companies, Inc.	1,967,260
55,000	U.S. Bancorp	1,923,350
106,000	Wells Fargo & Co.	3,649,580
		17,797,260
	HEALTH CARE 8.2%
50,000	Baxter International Inc.	2,633,500
50,000	Bristol-Myers Squibb Co.	1,388,000
41,000	Eli Lilly & Co.	2,202,110
26,000	Johnson & Johnson	1,566,760
90,000	Pfizer Inc.	2,273,400
35,000	Wyeth	1,751,050
		11,814,820
	TECHNOLOGY 7.0%
70,000	Corning Inc. (b)	1,591,800
10,000	eFunds Corp. (b)	266,600
98,000	Emerson Electric Co.	4,222,820
57,000	Honeywell International Inc.	2,625,420
15,000	International Business Machines Corp.	1,413,900
		10,120,540
	TRANSPORTATION 1.4%
29,000	United Parcel Service, Inc. - Cl B	2,032,900

	UTILITIES 1.4%
29,000	Verizon Communications Inc.	1,099,680
40,000	Xcel Energy Inc.	987,600
		2,087,280

	TOTAL COMMON STOCKS (cost $53,888,237)	$91,723,920

Shares	Security Description	Market Value

	SHORT-TERM INVESTMENTS 1.7%

2,436,644	First American Prime Obligations Fund, Class Z (cost $2,436,644)	$2,436,644

	TOTAL INVESTMENTS 99.5%
	(cost $105,053,756)	$143,294,426

	OTHER ASSETS AND LIABILITIES (NET) 0.5%	755,429

	TOTAL NET ASSETS 100%	$144,049,855

(a)       Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors. As of March 31, 2007, these securities represented 1.1% of total net assets.

(b)         Non-income-producing.

(c)          American Depository Receipt.

(d)         Security is in default as of March 31, 2007.

(e)          Foreign security denominated in U.S. dollars.

(f)            Step Bonds – Securities for which the coupon rate of interest will adjust on specified future date(s).The rate disclosed represents the coupon rate in effect as of March 31, 2007.

See accompanying ‘Notes to Schedule of Investments’.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2007

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system.  When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee (the Committee) appointed by the Fund’s Board of Directors, pursuant to procedures approved by the Board.  Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold.  As of March 31, 2007,  no securities in the Fund were valued using this method.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At March 31, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes.  Net unrealized appreciation aggregated $38,240,670 of which $38,766,635 represented appreciated investment securities and $525,965 represented depreciated investment securities.

Item 2.                    Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                    Exhibits

(a)          Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President

Date	05/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	05/30/07

By (Signature and Title)

*	/s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	05/30/07

*  Print the name and title of each signing officer under his or her signature.